The Company, basis of presentation and significant accounting policies - The Company's interest in subsidiaries (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fresenius Medical Care Argentina S.A.
Subsidiaries
Ownership percentage	100.00%	100.00%
FMC Australia Pty. Ltd.
Subsidiaries
Ownership percentage	100.00%	100.00%
FMC Colombia S.A.
Subsidiaries
Ownership percentage	100.00%	100.00%
FMC Deutschland GmbH
Subsidiaries
Ownership percentage	100.00%	100.00%
FMC France S.A.S.
Subsidiaries
Ownership percentage	100.00%	100.00%
FMC GmbH
Subsidiaries
Ownership percentage	100.00%	100.00%
FMC Holdings, Inc.
Subsidiaries
Ownership percentage	100.00%	100.00%
FMC Italia S.p.A.
Subsidiaries
Ownership percentage	100.00%	100.00%
FMC Korea Ltd.
Subsidiaries
Ownership percentage	100.00%	100.00%
FMC Ltda.
Subsidiaries
Ownership percentage	100.00%	100.00%
FMC Shanghai Ltd.
Subsidiaries
Ownership percentage	100.00%	100.00%
FMC (U.K.) Ltd.
Subsidiaries
Ownership percentage	100.00%	100.00%
National Medical Care of Spain, S.A.U.
Subsidiaries
Ownership percentage	100.00%	100.00%
NephroCare Portugal, S.A.
Subsidiaries
Ownership percentage	100.00%	100.00%
JSC Fresenius SP
Subsidiaries
Ownership percentage	100.00%	100.00%